Related Parties - Schedule of Transactions with Related Parties (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Revenue from related parties	₺ 61,032	₺ 89,426	₺ 335,134
Related party expenses	97,879	103,642	199,025
Kyivstar GSM JSC [member]
Disclosure of transactions between related parties [line items]
Revenue from related parties	30,875	30,964	41,728
Related party expenses	49,178	47,595	49,608
Hobim Bilgi Islem Hizmetleri AS [member]
Disclosure of transactions between related parties [line items]
Related party expenses	16,993	31,832	29,570
Vimpelcom OJSC [member]
Disclosure of transactions between related parties [line items]
Revenue from related parties	7,230	20,775	20,489
Related party expenses	10,853	2,721	4,348
MegaFon OJSC [member]
Disclosure of transactions between related parties [line items]
Revenue from related parties	6,362	11,773	14,958
Related party expenses	5,169	3,162	4,342
Telia Sonera International Carrier AB [member]
Disclosure of transactions between related parties [line items]
Revenue from related parties	10,020	15,761	16,955
Related party expenses	3,120	2,499	3,409
Azercell Telekom MMC [member]
Disclosure of transactions between related parties [line items]
Revenue from related parties	1,583	2,585	4,183
Related party expenses	734	1,361	28
Krea Icerik Hizmetleri ve Produksiyon AS [member]
Disclosure of transactions between related parties [line items]
Revenue from related parties		3,422	4,831
Related party expenses		5,975	15,826
KVK Teknoloji [member]
Disclosure of transactions between related parties [line items]
Revenue from related parties			217,080
Related party expenses			76,743
Other [member]
Disclosure of transactions between related parties [line items]
Revenue from related parties	4,962	3,149	6,049
Related party expenses	₺ 11,832	8,497	15,151
Millenicom Telekomunikasyon AS [member]
Disclosure of transactions between related parties [line items]
Revenue from related parties		₺ 997	₺ 8,861